Consolidated Statements of Changes in Owners' Equity - USD ($) $ in Millions	Common shares Class A common shares	Common shares Class B common shares	Common shares Class C common shares	Common shares Class D common shares	Common shares Class E common shares	Common shares	Retained earnings	Accumulated other comprehensive income	Class A common shares	Class B common shares	Class C common shares	Class D common shares	Class E common shares	Total
Balance (in shares) at Dec. 31, 2017						180,000,000
Balance at Dec. 31, 2017						$ 223.9	$ (155.4)	$ 31.3						$ 99.8
Balance adjusted (in shares)						189,681,394
Net income							47.1							47.1
Other comprehensive income (loss)								(10.1)						(10.1)
Common Shares issued	$ 25.7	$ 13.9		$ 20.0					$ 25.7	$ 13.9		$ 20.0
Common Shares issued (in shares)	4,180,995	2,251,305		3,249,094
Share option awards						$ 0.3								0.3
Balance (in shares) (As previously reported) at Dec. 31, 2018						189,681,394
Balance (in shares) at Dec. 31, 2018						189,681,394
Balance (As previously reported) at Dec. 31, 2018						$ 283.8	(108.3)	21.2						196.7
Balance (IFRS 16 effects) at Dec. 31, 2018							(14.7)	0.1						(14.6)
Balance at Dec. 31, 2018						283.8	(108.3)	21.2						196.7
Balance as adjusted						283.8	(123.0)	21.3						182.1
Net income							69.0							69.0
Other comprehensive income (loss)								(5.9)						(5.9)
Share option awards						$ 0.6								0.6
Balance (in shares) at Dec. 31, 2019						189,681,394
Balance at Dec. 31, 2019						$ 284.4	(54.0)	15.4						245.8
Net income							102.9							102.9
Other comprehensive income (loss)								74.0						74.0
Excess of fair value of consideration paid over the carrying value of business acquired							(16.4)							(16.4)
Common Shares issued	$ 348.8	$ 214.8	$ 50.7		$ 90.0				$ 348.8	$ 214.8	$ 50.7		$ 90.0
Common Shares issued (in shares)	27,659,481	16,892,881	3,760,469		6,520,517
Share option awards						$ 0.3								0.3
Balance (in shares) at Dec. 31, 2020						244,514,742
Balance at Dec. 31, 2020						$ 989.0	$ 32.5	$ 89.4						$ 1,110.9